7. RELATED PARTY TRANSACTIONS AND COMMITMENTS (Details narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Convertible advance	$ 300,000	$ 0
Accrued interest	3,750	0
Amounts due to related parties		$ 500	$ 500